Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 741,315	$ 629,845	$ 520,296
Cost of revenue	425,035	381,488	350,103
Gross profit	316,280	248,357	170,193
Operating expense:
Sales and marketing	145,419	146,797	117,689
Engineering and development	26,707	19,549	23,205
General and administrative	90,968	69,533	92,347
Total operating expense	263,094	235,879	233,241
Income (loss) from operations	53,186	12,478	(63,048)
Other income (expense):
Other income	5,440
Interest income	414	331	122
Interest expense	(58,828)	(57,414)	(98,449)
Total other expense-net	(52,974)	(57,083)	(98,327)
Income (loss) before income taxes and equity earnings of unconsolidated entities	212	(44,605)	(161,375)
Income tax expense (benefit)	11,342	6,186	(3,596)
Loss before equity earnings of unconsolidated entities	(11,130)	(50,791)	(157,779)
Equity loss of unconsolidated entities, net of tax	14,640	61	2,067
Net loss	(25,770)	(50,852)	(159,846)
Net loss attributable to non-controlling interest		(8,017)	(659)
Net loss attributable to Endurance International Group Holdings, Inc.	(25,770)	(42,835)	(159,187)
Comprehensive loss:
Foreign currency translation adjustments	(1,281)	(462)	(55)
Unrealized gain on cash flow hedge, net of taxes of $0, $0 and $46 for the years ended December 31, 2013, 2014 and 2015	80
Total comprehensive loss	$ (26,971)	$ (43,297)	$ (159,242)
Net loss per share attributable to Endurance International Group Holdings, Inc.-basic and diluted	$ (0.20)	$ (0.34)	$ (1.55)
Weighted-average number of common shares used in computing net loss per share attributable to Endurance International Group Holdings, Inc.-basic and diluted	131,340,557	127,512,346	102,698,773